REAL ESTATE OWNED (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Real Estate Owned [Line Items]
Balance at beginning of year	$ 1,163	$ 2,445
Acquired from CKF Bancorp	0	1,632
Additions	1,491	367
Valuation adjustments	(101)	(25)
Disposals	(707)	(3,256)
Balance at end of year	$ 1,846	$ 1,163